Acquisitions - Narrative (Details) - USD ($) $ in Thousands					12 Months Ended
	Feb. 19, 2020	Aug. 16, 2019	Jul. 01, 2019	Apr. 16, 2019	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019	Apr. 16, 2021
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired					$ (38,902)	$ (800)	$ (6,135)
Sharp Systems, LLC
Business Acquisition [Line Items]
Purchase price		$ 21,100		$ 21,100
Contingent consideration payable		18,100
Contingent consideration, maximum payout		$ 25,000						$ 25,000
Contingent consideration additional percent of acquiree's revenue		1.80%
Contingent consideration period of additional revenue		5 years
West Coast Washers
Business Acquisition [Line Items]
Purchase price			$ 3,135
Instafob
Business Acquisition [Line Items]
Purchase price	$ 2,618
Business Combination, Consideration Transferred, Liabilities Incurred	1,818
Payments to Acquire Businesses, Net of Cash Acquired	$ 800